Income Taxes - Additional Information (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Valuation allowance	$ 226,015,000	$ 244,310,000
Net operating loss carry forward	72,700,000
Uncertain income tax	0	$ 0
Net overseas operating loss carry forward	$ 119,500,000